Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow from Operating Activities:
Net earnings (loss)	$ (341)	$ (1,660)	$ (1,876)	$ (1,979)	$ (471)
Adjustments to reconcile net income (loss) to net cash provided (used) by operating activities:
Depreciation			915	954	967
Amortization			100	132	126
Equity based stock compensation			29	40	43
Special charges, non-cash			215	725	0
Reorganization items, non-cash			2,066	118	0
Pension and postretirement			287	180	236
OCI tax benefits			(569)	0	0
Change in assets and liabilities:
Decrease (increase) in receivables			(222)	(164)	29
Decrease (increase) in other current assets			(135)	(116)	(102)
Decrease (increase) in inventories			17	(64)	(81)
Decrease (increase) in derivative collateral and unwound derivative contracts			(1)	(73)	87
Increase (decrease) in accounts payable and accrued liabilities			375	135	(19)
Increase (decrease) in air traffic liability			301	567	225
Increase (decrease) in other liabilities and deferred credits			3	199	144
Other, net			(226)	26	57
Net cash provided by (used in) operating activities	683	1,067	1,279	680	1,241
Cash Flow from Investing Activities:
Capital expenditures, including aircraft lease deposits	(885)	(238)	(1,888)	(1,610)	(1,962)
Net decrease (increase) in short-term investments	(226)	(726)	306	610	(82)
Net decrease (increase) in restricted cash and short-term investments	(3)	(33)	(112)	(288)	10
Proceeds from sale of equipment, property and investments/subsidiaries	26	12	123	(4)	4
Net cash provided by (used in) investing activities	(1,088)	(985)	(1,571)	(1,292)	(2,030)
Cash Flow from Financing Activities:
Payments on long-term debt and capital lease obligations	(394)	(314)	(1,288)	(2,545)	(1,154)
Proceeds from:
Reimbursement from construction reserve account			0	0	7
Exercise of stock options			0	0	1
Issuance of debt	161	0	268	2,569	542
Sale-leaseback transactions	764	324	1,509	703	1,408
Other	0	0
Net cash provided by (used in) financing activities	531	10	489	727	804
Net increase (decrease) in cash	126	92	197	115	15
Cash at beginning of period	480	283	283	168	153
Cash at end of period	$ 606	$ 375	$ 480	$ 283	$ 168